Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [abstract]
Subsequent Events
25.	Subsequent Events

●	On July 2, 2025, the Company issued 31,035 Class B Subordinate Voting Shares upon the cashless exercise of warrants to one investor attached to convertible debentures purchased pursuant to tranches 4 and 5 of the December 2024 Offering.

●	On July 3, 2025, the Company issued 266,096 Class B Subordinate Voting Shares upon the cashless exercise of warrants to one investor attached to convertible debentures purchased pursuant to tranches 1, 2, 3, and 5 of the December 2024 Offering.

●	On July 7, 2025, the Company issued 8,344 Class B Subordinate Voting Shares upon the cashless exercise of warrants to one investor attached to convertible debentures purchased pursuant to tranche 5 of the December 2024 Offering.

●	On July 8, 2025, the Company issued 8,344 Class B Subordinate Voting Shares upon the cashless exercise of warrants to one investor attached to convertible debentures purchased pursuant to tranche 5 of the December 2024 Offering.

●	On July 10, 2025, the Company issued (i) 11,699 and (ii) 17,698 Class B Subordinate Voting Shares upon the cashless exercise of warrants to two investors attached to convertible debentures purchased pursuant to tranche 5 of the December 2024 Offering.

●	On July 10, 2025, the Company renewed an existing residential mortgage in its portfolio, extending its maturity by one year, with a principal amount of C$925,000.

●	On July 22, 2025, the Company announced (i) the purchase of 2,000 shares of GameStop Corp. (NYSE: GME), and (ii) the completion of debt settlements with an arm’s length creditor totaling $40,000, comprising (a) a June 18, 2025 settlement of $30,000 satisfied through the issuance of 1,000 Class B Subordinate Voting Shares at C$41.14 per Class B Subordinate Voting Share, which has been reflected in Quantum’s financial statements for the six months ended June 30, 2025, and (b) a July 9, 2025 settlement of $10,000 satisfied through the issuance of 680 Class B Subordinate Voting Shares at C$23.85 per Class B Subordinate Voting Share.

●	On July 24, 2025, the Company purchased 38,129 shares of Genius Group Limited (AMEX: GNS).

●	On August 1, 2025, the Company issued 3,014 Class B Subordinate Voting Shares upon the cashless exercise of warrants to one investor attached to the convertible debentures purchased pursuant to tranche 5 of the December 2024 Offering.